PARTNERSHIP CAPITAL	6 Months Ended
Jun. 30, 2023
Equity [abstract]
PARTNERSHIP CAPITAL	PARTNERSHIP CAPITAL
As at June 30, 2023, our partnership’s capital structure was comprised of three classes of partnership units: limited partnership units, preferred units and general partnership units. Limited partnership units entitle the holder to their proportionate share of distributions. Preferred units entitle the holder to cumulative preferential cash distributions in accordance with their terms. General partnership units entitle the holder to the right to govern the financial and operating policies of our partnership. The Holding LP’s capital structure is composed of four classes of partnership units: special general partner units, Holding LP Class A preferred units, managing general partner units and redeemable partnership units held by Brookfield.
On June 10, 2022, Brookfield Infrastructure completed a three-for-two split of our units, BIPC exchangeable shares, Exchange LP Units, and BIPC exchangeable LP units, by way of a subdivision whereby unitholders/shareholders received an additional one-half of a unit/share for each unit/share held. The Managing General Partner Units, Special General Partner Units and Redeemable Partnership Units of the Holding LP were concurrently split. Brookfield Infrastructure’s preferred units were not affected by the split.
(a) Special General and Limited Partnership Capital

	Special General Partner Units
MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2023		As of and for the 12-month period ended December 31, 2022
	Carrying Value	Units	Carrying Value	Units
Opening balance	$19	2,400,631	$19	2,400,631
Ending balance	$19	2,400,631	$19	2,400,631

	Limited Partnership Units
MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2023		As of and for the 12-month period ended December 31, 2022
	Carrying Value	Units	Carrying Value	Units
Opening balance	$6,092	458,380,315	$6,074	457,901,280
Unit issuance	8	262,603	13	338,953
Conversions	2	104,522	5	140,082
Ending balance	$6,102	458,747,440	$6,092	$458,380,315
Weighted average number of special general partner units outstanding for the three and six-month periods ended June 30, 2023 were 2.4 million (2022: 2.4 million). The weighted average number of limited partnership units outstanding for the three and six-month periods ended June 30, 2023 was 458.7 million and 458.5 million, respectively (2022: 458.0 million and 458.0 million, respectively).
Our partnership has implemented a distribution reinvestment plan (the “Plan”) that allows eligible holders of our partnership to purchase additional units by reinvesting their cash distributions. Under the Plan, units are acquired at a price per unit calculated by reference to the volume weighted average of the trading price for our units on the New York Stock Exchange for the five trading days immediately preceding the relevant distribution date. During the six-month period ending June 30, 2023, our partnership issued 0.3 million units for proceeds of $8 million (2022: 0.2 million units for proceeds of $8 million).
(b) Non-controlling interest – Redeemable Partnership Units held by Brookfield

MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2023		As of and for the 12-month period ended December 31, 2022
	Carrying Value	Units	Carrying Value	Units
Opening balance	$2,728	193,587,223	$2,728	193,587,223
Unit issuance	—	—	—	—
Ending balance	$2,728	193,587,223	$2,728	193,587,223
(c) Non-controlling interest – BIPC exchangeable shares

MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2023		As of and for the 12-month period ended December 31, 2022
	Carrying Value	Shares	Carrying Value	Shares
Opening balance	$1,757	110,567,671	$1,755	110,157,540
Conversions	1	116,159	2	410,131
Ending balance	$1,758	110,683,830	$1,757	$110,567,671
During the six-month period ended June 30, 2023, BIPC exchangeable shareholders exchanged 0.1 million BIPC exchangeable shares for $1 million (2022: less than 0.1 million for $1 million).
(d) Non-controlling interest – Exchangeable Units

MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2023		As of and for the 12-month period ended December 31, 2022
	Carrying Value	Units	Carrying Value	Units
Opening balance	$401	6,464,819	$408	7,015,032
Conversions	(3)	(220,681)	(7)	(550,213)
Ending balance(1)	$398	6,244,138	$401	$6,464,819
1.Includes non-controlling interest attributable to Exchange LP unitholders and BIPC exchangeable LP unitholders.
During the six-month period ended June 30, 2023, Exchange LP unitholders exchanged less than 0.1 million Exchange LP units for $2 million of our units (2022: less than 0.1 million for $2 million).
During the six-month period ended June 30, 2023, BIPC exchangeable LP unitholders exchanged 0.1 million BIPC exchangeable LP units for $1 million of BIPC exchangeable shares (2022: 0.3 million for $4 million).
(e) Non-controlling interest - Perpetual Subordinated Notes

	Perpetual Subordinated Notes
MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2023	As of and for the 12-month period ended December 31, 2022
Opening balance	$293	$—
Issued for cash	—	293
Ending balance	$293	$293
On January 21, 2022, our partnership issued 12 million fixed rate perpetual subordinated notes, at $25 per unit, with a fixed coupon rate of 5.125% annually. In total, $293 million net proceeds were raised. The notes do not have a fixed maturity date and are not redeemable at the option of the holders, therefore the notes are classified as non-controlling interest. The perpetual subordinated notes also provide Brookfield Infrastructure, at its discretion, the right to defer the interest (in whole or in part) indefinitely.
(f) Preferred Unitholders’ Capital

MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2023		As of and for the 12-month period ended December 31, 2022
	Carrying Value	Units	Carrying Value	Units
Opening balance	$918	43,901,312	$1,138	55,881,062
Repurchased and cancelled	—	—	(220)	(11,979,750)
Ending balance	$918	43,901,312	$918	43,901,312
On March 31, 2022, our partnership redeemed all of its outstanding Cumulative Class A Preferred Limited Partnership Units, Series 7, for $243 million. Losses on redemption of $23 million were recognized directly in equity.